Net earnings (loss) per share - Disclosure of detailed information of earnings per share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss) attributable to Osisko Gold Royalties Ltd's shareholders	$ 16,876	$ (234,195)
Basic weighted average number of common shares outstanding	162,303	151,266
Dilutive effect of share options	125	0
Diluted weighted average number of common shares	162,428	151,266
Net earnings (loss) per share attributable to Osisko Gold Royalties Ltd's shareholders
Basic and diluted (in dollars per share)	$ 0.10	$ (1.55)